Employee Compensation - Pension and Other Employee Future Benefits - Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans (Detail) - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Disclosure of defined benefit plans [line items]
Fair value of plan assets at beginning of year		$ 9,156
Actuarial (gains) losses due to:
Fair value of plan assets at end of year		9,456	$ 9,156
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		8,365
Fair value of plan assets at beginning of year		9,431
Current service cost		177	153
Actuarial (gains) losses due to:
Changes in demographic assumptions		(6)
Changes in financial assumptions		(45)	(851)
Plan member experience		(71)	(31)
Foreign exchange and other		(1)	(3)
Defined benefit obligation at end of year		8,582	8,365
Fair value of plan assets at end of year		9,708	9,431
Net surplus (deficit), net of the effect of the asset ceiling		1,126	1,063
Actuarial gains (losses) recognized in other comprehensive income for the year		126	91
Pension Plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		8,365	7,513
Transfer of defined benefit obligation		3
Settlements	[1]		(147)
Current service cost		177	153
Interest cost		399	418
Impact of plan amendments		(19)
Employer contributions		21	20
Benefits paid		(500)	(481)
Actuarial (gains) losses due to:
Changes in demographic assumptions		6
Changes in financial assumptions		45	851
Plan member experience		71	31
Foreign exchange and other		14	7
Defined benefit obligation at end of year		8,582	8,365
Wholly or partially funded defined benefit obligation		8,437	8,205
Unfunded defined benefit obligation		145	160
Pension Plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets at beginning of year		9,431	8,559
Interest income		450	479
Settlements	[1]		(147)
Return on plan assets (excluding interest income)		246	979
Employer contributions		55	25
Employee contributions		21	20
Benefits paid		(500)	(481)
Actuarial (gains) losses due to:
Administrative expenses		(8)	(12)
Foreign exchange and other		13	9
Fair value of plan assets at end of year		9,708	9,431
Net surplus (deficit), net of the effect of the asset ceiling		1,126	1,063
Actuarial gains (losses) recognized in other comprehensive income for the year		246	979
Pension Plans [member] | Effect of asset ceiling [member]
Actuarial (gains) losses due to:
Net surplus (deficit), net of the effect of the asset ceiling		0	(3)
Actuarial gains (losses) recognized in other comprehensive income for the year		3	(3)
Pension Plans [member] | Other assets [member]
Actuarial (gains) losses due to:
Net surplus (deficit), net of the effect of the asset ceiling		1,316	1,252
Pension Plans [member] | Other liabilities [member]
Actuarial (gains) losses due to:
Net surplus (deficit), net of the effect of the asset ceiling		(190)	(189)
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		954
Fair value of plan assets at beginning of year		245
Current service cost		6	5
Actuarial (gains) losses due to:
Changes in demographic assumptions		22	15
Changes in financial assumptions		3	(74)
Plan member experience		(5)	6
Defined benefit obligation at end of year		950	954
Fair value of plan assets at end of year		248	245
Net surplus (deficit), net of the effect of the asset ceiling		(776)	(819)
Actuarial gains (losses) recognized in other comprehensive income for the year		64	(159)
Other employee future benefit plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year		954	880
Transfer of defined benefit obligation		(3)
Current service cost		6	5
Interest cost		45	49
Impact of plan amendments			15
Employer contributions		6	6
Benefits paid		(62)	(59)
Actuarial (gains) losses due to:
Changes in demographic assumptions		(22)	(12)
Changes in financial assumptions		(2)	81
Plan member experience		27	(11)
Foreign exchange and other		1
Defined benefit obligation at end of year		950	954
Wholly or partially funded defined benefit obligation		87	91
Unfunded defined benefit obligation		863	863
Other employee future benefit plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets at beginning of year		245	138
Interest income		13	12
Impact of plan amendments			100
Return on plan assets (excluding interest income)		1	1
Employer contributions		43	45
Employee contributions		6	6
Benefits paid		(62)	(59)
Actuarial (gains) losses due to:
Foreign exchange and other		2	2
Fair value of plan assets at end of year		248	245
Net surplus (deficit), net of the effect of the asset ceiling		(776)	(819)
Actuarial gains (losses) recognized in other comprehensive income for the year		1	1
Other employee future benefit plans [member] | Effect of asset ceiling [member]
Actuarial (gains) losses due to:
Net surplus (deficit), net of the effect of the asset ceiling		(74)	(110)
Actuarial gains (losses) recognized in other comprehensive income for the year		43	(107)
Other employee future benefit plans [member] | Other assets [member]
Actuarial (gains) losses due to:
Net surplus (deficit), net of the effect of the asset ceiling		87	44
Other employee future benefit plans [member] | Other liabilities [member]
Actuarial (gains) losses due to:
Net surplus (deficit), net of the effect of the asset ceiling		$ (863)	$ (863)

[1]	We completed a buyout of our UK pension plan in the fourth quarter of 2024, whereby we transferred our defined benefit obligations and an equal amount of plan assets to a third-party insurer, who has assumed responsibility for administering payments to plan members. We do not have any further involvement in the plan. There was no pre-tax impact from this transfer. Deferred tax assets and liabilities related to the pension plan were reduced to $nil.